Short-Term Loans (Tables)	12 Months Ended
Jun. 30, 2015
Short-Term Loans and Capital Lease Obligations [Abstract]
Schedule of Short-term loans

	June 30, 2015	June 30, 2014

Loan from Pingdingshan Bank, matured in April 2014. Interest rate of 12.0% per annum. Guaranteed by Yulong Bricks. The Company fully repaid the loan on April 29, 2014, and entered into a new agreement to borrow $617,500, which was due in April 2015, with annual interest of 12%, and guaranteed by Yulong Bricks and a third party. The Company repaid $257,360 in April 2015 and obtained the Bank’s approval to extend the remaining $360,140 until April 2016. Interest rate is 11.5% per annum. Guaranteed by Yulong Bricks, the executive director of Yulong Bricks, a third party, the Company founder and his relatives.	$360,140	$617,500

Loan from Pingdingshan Rural Credit Cooperative Union, originally matured in June 2014. Interest rate of 12.1% per annum. Guaranteed by the founder, his relative, Yulong Industry Company, a related party, and Yulong Bricks. Due date extended to June 2015, with interest rate of 12.1% annually. The Company repaid the loan in July 2015 with a new loan of the same amount which will be due in July 2016, with interest rate of 12.1% per annum. Guaranteed by Yulong Bricks, Yulong Renewable, the founder and a company that he owns.	2,373,650	2,356,250

Loan from Pingdingshan Bank, matured in August 2014. Interest rate of 10.8% per annum. Guaranteed by Yulong Transport and Yulong Concrete. This loan was fully repaid on August 11, 2014.	-	812,500

Loan from Pingdingshan Bank, matured in January 2015. Interest rate of 10.8% per annum. Guaranteed by a third party. The Company repaid $75,850 in January 2015 and extended the remaining $736,650, which matured in July 2015, with interest rate of 10.8% per annum. The Company repaid the loan in August 2015 with a new loan of the same amount which matures in August 2016. Interest rate is 8.73% per annum.	736,650	812,500

Loan from Pingdingshan Bank, matured in March 2015. Interest rate of 10.8% per annum. Guaranteed by Yulong Concrete and Yulong Renewable. The Company has repaid the loan in full.	-	731,250

Loan from Pingdingshan Rural Credit Cooperative Union, matured in May 2015. Interest rate of 12.1% per annum. Guaranteed by Yulong Bricks, Yulong Transport and three relatives of the founder. The Company repaid $59,600 in May and obtained approval from the Union to extend the remaining balance through May 2016, with interest rate of 12.1% per annum. Guaranteed by Yulong Bricks, Yulong Concrete and the founder.	736,650	796,250

Loan from Pingdingshan Rural Credit Cooperative Union, matured in December 2014. Interest rate of 12.6% per annum. Guaranteed by Yulong Transport, a third party, the founder and his relative. This loan was fully repaid in December 2014.	-	1,625,000

Loan from Pingdingshan Bank, matured in August 2015. Interest rate of 10.8% per annum. Guaranteed by Yulong Concrete, Yulong Transport, Yulong Renewable, the executive director of Yulong Bricks, the founder and his relatives.	818,500	-

Loan from Pingdingshan Rural Credit Cooperative Union, matures in December 2015. Interest rate of 12.6% per annum. Guaranteed by Yulong Transport, a third party, the founder and the executive director of Yulong Bricks.	1,637,000	-

Loan from Pingdingshan Bank, matures in March 2016. Interest rate is 10.2% per annum. Guaranteed by Yulong Concrete, Yulong Renewable, the executive director of Yulong Bricks, the founder and his relative.	654,800	-

Loan from China Construction Bank, matures in June 2016. Interest rate is 6.1% per annum. Guaranteed by Yulong Concrete and a third party.	654,800	-

Total short-term loans - bank	$7,972,190	$7,751,250